ATA INC. ("Parent Company")	12 Months Ended
Mar. 31, 2017
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(23)ATA INC. (“Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	March 31,
	2016	2017	2017
	RMB	RMB	USD
Cash	2,931,353	505,082	73,379
Prepaid expenses and other current assets	197,252	210,100	30,524
Investments in subsidiaries	392,077,013	392,224,481	56,982,868

Total assets	395,205,618	392,939,663	57,086,771

Accrued expenses and other current liabilities	975,030	1,562,363	226,982

Total liabilities	975,030	1,562,363	226,982

Common shares	3,530,704	3,533,912	513,411
Treasury shares	(27,737,073)	(27,737,073)	(4,029,677)
Additional paid in capital	395,876,282	402,631,430	58,494,803
Accumulated other comprehensive loss	(25,174,129)	(25,069,771)	(3,642,168)
Retained earnings	47,734,804	38,018,802	5,523,420

Total shareholders’ equity	394,230,588	391,377,300	56,859,789

Total liabilities and shareholders’ equity	395,205,618	392,939,663	57,086,771

Condensed Statements of Comprehensive Income (Loss)

	Year Ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD

Operating expenses	(4,612,306)	(4,292,082)	(3,818,608)	(554,773)
Investment income (loss)	27,609,211	30,476,370	(6,587,058)	(956,976)
Interest expense	—	—	(75,918)	(11,029)
Interest income	144,869	79,847	568,503	82,593
Foreign currency exchange gains (losses), net	(86,054)	(212,948)	197,079	28,632

Earnings before income taxes	23,055,720	26,051,187	(9,716,002)	(1,411,553)

Income tax expense	—	—	—	—

Net income (loss)	23,055,720	26,051,187	(9,716,002)	(1,411,553)

Other comprehensive income (loss)	(30,753)	2,002,553	104,358	15,161

Comprehensive income (loss)	23,024,967	28,053,740	(9,611,644)	(1,396,392)

	Year Ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net cash used in operating activities	(4,304,976)	(3,150,707)	(2,858,989)	(415,358)
Cash flows from investing activities :
Collection from subsidiaries:	7,670,574	17,406,546	400,783	58,226

Net cash provided by investing activities	7,670,574	17,406,546	400,783	58,226

Cash flows from financing activities :
Cash paid for repurchase of common shares	(8,362,136)	(19,536,028)	—	—
Proceeds from exercise of share options	3,903,952	—	—	—

Net cash used in financing activities	(4,458,184)	(19,536,028)	—	—

Effect of foreign exchange rate changes on cash	(30,753)	7,443	31,935	4,640
Net decrease in cash	(1,123,339)	(5,272,746)	(2,426,271)	(352,492)
Cash at beginning of year	9,327,438	8,204,099	2,931,353	425,871

Cash at end of year	8,204,099	2,931,353	505,082	73,379